SCHEDULE II - Condensed Financial Information of Registrant	12 Months Ended
Dec. 31, 2023
Condensed Financial Information Disclosure [Abstract]
SCHEDULE II - Condensed Financial Information of Registrant
FIDELIS INSURANCE HOLDINGS LIMITED
SCHEDULE II - Condensed Financial Information of Registrant
Balance Sheets - Parent company only
At December 31, 2023 and 2022
(Expressed in millions of U.S. dollars, except for share and per share amounts)

	December 31, 2023	December 31, 2022
Assets
Investments in subsidiaries	$2,812.0	$2,302.8
Cash and cash equivalents	104.7	127.6
Amounts due from affiliates	21.2	27.8
Amounts due from Fidelis MGU	0.2	—
Other assets	42.1	47.7
Total assets	$2,980.2	$2,505.9
Liabilities
Amounts due to affiliates	11.2	23.2
Long term debt	448.2	447.5
Preference securities ($0.01 par, redemption price and liquidation preference $10,000)	58.4	58.4
Other liabilities	12.6	—
Total liabilities	530.4	529.1
Shareholders' equity
Common shares ($0.01 par, issued and outstanding: 117,914,754, 2022: 194,545,370)	1.2	1.9
Additional paid-in capital	2,039.0	2,075.2
Accumulated other comprehensive loss	(27.0)	(100.8)
Retained earnings	436.6	0.5
Total shareholders' equity	2,449.8	1,976.8
Total liabilities and shareholders' equity	$2,980.2	$2,505.9
FIDELIS INSURANCE HOLDINGS LIMITED
SCHEDULE II - Condensed Financial Information of Registrant
Statements of Income and Comprehensive Income - Parent company only
For the years ended December 31, 2023, 2022 and 2021
(Expressed in millions of U.S. dollars)

	2023	2022	2021
Revenues
Net investment income	$4.9	$0.4	$—
Dividend from subsidiaries	110.0	220.9	83.0
Other income	8.3	—	—
Total revenues before net gain on distribution of Fidelis MGU	123.2	221.3	83.0
Net gain on distribution of Fidelis MGU	1,670.8	—	—
Total revenues	1,794.0	221.3	83.0

Expenses
General and administrative expenses	38.5	47.2	24.8
Financing costs	30.5	30.3	30.9
Net foreign exchange losses/(gains)	3.7	(0.3)	(0.3)
Total expenses	72.7	77.2	55.4

Income before income taxes	1,721.3	144.1	27.6
Income tax benefit	14.1	14.2	15.3
Net income before equity in net income of subsidiaries	1,735.4	158.3	42.9
Equity in net income/(loss) of subsidiaries	397.1	(105.7)	25.4
Net income available to common shareholders	2,132.5	52.6	68.3

Other comprehensive income/(loss)
Unrealized gains/(losses) on available-for-sale investments	82.4	(96.5)	(36.1)
Income tax (expense)/benefit, all of which relates to unrealized gains/(losses) on available-for-sale investments	(9.7)	8.1	2.4
Currency translation adjustments	—	(1.1)	(0.2)
Total other comprehensive income/(loss)	72.7	(89.5)	(33.9)
Comprehensive income/(loss) attributable to common shareholders	$2,205.2	$(36.9)	$34.4
FIDELIS INSURANCE HOLDINGS LIMITED
SCHEDULE II - Condensed Financial Information of Registrant
Statements of Cash Flow - Parent company only
For the years ended December 31, 2023, 2022 and 2021
(Expressed in millions of U.S. dollars)

	2023	2022	2021
Operating activities
Net income	$2,132.5	$52.6	$68.3
Adjustments to reconcile net income after tax to net cash provided by operating activities:
Revaluation of Fidelis MGU	(1,707.1)	—	—
Equity in net (income)/loss of subsidiaries	(397.1)	105.7	(25.4)
Share based compensation expense	27.6	10.8	9.8
Deferred tax (benefit)/expense	2.6	(14.2)	(21.3)
Changes in assets and liabilities:
Amounts due from Fidelis MGU	(0.2)	—	—
Due to/from subsidiaries	(5.4)	(14.9)	21.3
Other assets	3.0	(4.2)	(0.4)
Other liabilities	12.6	(4.6)	(1.5)
Net cash provided by operating activities	68.5	131.2	50.8
Investing activities
Contributed capital to subsidiaries	(90.0)	—	(75.0)
Net cash used in investing activities	(90.0)	—	(75.0)
Financing activities
Proceeds from issuance of common shares, net of issuance costs	89.4	—	318.2
Non-controlling interest share transactions	(6.1)	(18.2)	—
Cumulative dividends on warrants	(34.1)	—	—
Tax paid on withholding shares	(50.6)	—	—
Repurchase of common shares	—	—	(320.9)
Dividends on common shares	—	(0.5)	(2.1)
Net cash used in financing activities	(1.4)	(18.7)	(4.8)

Net increase/(decrease) in cash, restricted cash, and cash equivalents	(22.9)	112.5	(29.0)
Cash and cash equivalents at beginning of year	127.6	15.1	44.1
Cash and cash equivalents at end of year	$104.7	$127.6	$15.1